Convertible Bonds (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
	2015	2014
Current portion	$-	$27,375,750
Non-current portion	-	-

	$-	$27,375,750

Schedule Of Convertible Debt [Table Text Block]
The carrying amount of the convertible bonds at the balance sheet date is derived as follows:

Face value of convertible bonds	$-	$18,000,000
Loss on valuation of convertible bonds	-	9,375,750

	$-	$27,375,750
Loss on valuation of convertible bonds:
At beginning of year	$-	$9,219,551
Provided for the year	-	156,199

At end of year	$-	$9,375,750